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                     SUPPLEMENT DATED MARCH 21, 2006 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                            DATED NOVEMBER 30, 2005
                          VAN KAMPEN SENIOR LOAN FUND

The Statement of Additional Information is hereby supplemented as follows:

     Effective March 1, 2006, Joseph J. McAlinden has resigned as Executive Vice President and Chief Investment Officer of the funds in the Fund Complex and all references to him in the Statement of Additional Information are hereby deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                SLFSPTSAI1  3/06